Other payables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other payables
21	Other payables

	12.31.2022	12.31.2021
Provisions related to payroll	100.7	105.0
Provision for employee profit sharing	51.3	26.0
Long-term incentive (i)	34.0	24.9
Other accounts payable (ii)	33.6	40.4
Non-controlling purchase options - Tempest (iii)	31.0	17.1
Non-controlling purchase options - EVE (iv)	30.0	—
Mutual with jointly controlled operation	26.8	25.7
Contractual obligations (v)	22.3	14.8
Commission payable	16.0	21.9
Insurance	6.1	7.2
Training simulator	5.9	—
Recourse and non-recourse debt	5.8	9.9
Accounts payable from financial guarantees	3.0	18.7
Brazilian air force	2.6	4.8
Facility accounts payable	1.9	0.8
Accounts payable of acquisitions (deferred consideration)	—	0.4

	371.0	317.6

Current portion	319.9	257.1
Non-current portion	51.1	60.5

(i)	Accounts payable of the share-based payment program granted to certain employees of the Company in the form of phantom shares as described in Note 27

(ii)	Represents, substantially, provision for expenses already incurred as of the date of the consolidated financial statements and for which payments are made during the following month.
(iii)
As part of the acquisition of control of Tempest Serviços de Informática S.A. (2020), the Company received call options and granted put options to non-controlling
shareholders in symmetrical and exercisable terms after the
lock-up
period at fair value for the purposes of the purchase of
non-controlling
interest. The Company recorded this derivative financial instrument as a reduction of shareholders’ equity held by controlling shareholders, taking the risks and benefits of minority interests that continue to be held by non-controlling
shareholders.

(iv)	Refers to the purchase option of certain minority shareholders of Eve Holding, Inc., recorded as a reduction in the non-controlling interest, as per Note 12.3.2.
(v)	Represents amounts recorded regarding contractual obligations assumed by the Company in contracts with customers mainly related to commercial concessions and costs to obtain contracts.